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RS INVESTMENT TRUST


PROSPECTUS SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2004

THE INFORMATION AGE FUND(R)
RS INTERNET AGE FUND(TM)


THE INFORMATION AGE FUND(R)

The last sentence under "Principal Investments" on page 9 of the Prospectus is replaced with the following:

"Under current market conditions, the Fund expects that it will invest most of its assets in small- and mid-cap companies, although its portfolio will likely also include investments in a number of larger companies."

The last paragraph under "Principal Investment Strategies" on pages 8-9 of the Prospectus is revised to read in its entirety as follows:

"The investment portfolios of the Fund and of the RS Internet Age Fund(TM) are substantially similar (except that the RS Internet Age Fund(TM) may engage in short sales), and RS Investments currently expects that they will continue to be substantially similar for the foreseeable future, except that the investment portfolio of the Fund will likely include investments in a number of large-capitalization companies in which the RS Internet Age Fund(TM) will not likely invest. (The expenses incurred by the two Funds may differ, and the portfolios' tax attributes will also likely differ. For example, the RS Internet Age Fund(TM) currently has a tax capital loss carryforward that is substantially larger, both absolutely and as a proportion of that Fund's net asset value, than that of The Information Age Fund(R).)"


RS INTERNET AGE FUND(TM)

The last sentence under "Principal Investments" on page 12 of the Prospectus is replaced with the following:

"Under current market conditions, the Fund expects that it will invest substantially all of its assets in small- and mid-cap companies."

The last paragraph under "Principal Investment Strategies" on page 11 of the Prospectus is revised to read in its entirety as follows:

"The investment portfolios of the Fund and of The Information Age Fund(R) are substantially similar (except that The Information Age Fund(R) may not engage in short sales), and RS Investments currently expects that they will continue to be substantially similar for the foreseeable future, except that the investment portfolio of The Information Age Fund(R) will likely include investments in a number of large-capitalization companies in which the Fund will not likely invest. (The expenses incurred by the two Funds may differ, and the portfolios' tax attributes will also likely differ. For example, the RS internet Age Fund(TM) currently has a tax capital loss carryforward that is substantially larger, both absolutely and as a proportion of that Fund's net asset value, than that of The Information Age Fund(R).)"


July 2, 2004

P424


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